Related party transactions - Summary of related party transaction outstanding (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Amounts owed by related parties
Amounts receivable, related party transactions	£ 76.0	£ 66.9
Amounts owed to related parties
Amounts payable, related party transactions	(57.6)	(41.6)
Kantar
Amounts owed by related parties
Amounts receivable, related party transactions	30.3	39.0
Amounts owed to related parties
Amounts payable, related party transactions	(6.2)	(5.6)
Other
Amounts owed by related parties
Amounts receivable, related party transactions	45.7	27.9
Amounts owed to related parties
Amounts payable, related party transactions	£ (51.4)	£ (36.0)